Apr. 30, 2015
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund
TIFF Multi-Asset Fund

TIFF INVESTMENT PROGRAM (“TIP”)

Supplement Dated September 23, 2015

to the Prospectus Dated April 30, 2015

This supplement provides new and additional information to the prospectus dated April 30, 2015.

On September 10, 2015, the Board of Trustees of TIP (“Board”) approved changes to the TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) Constructed Index to be effective October 1, 2015. The current Constructed Index will remain in effect through September 30, 2015, and is described in the April 30, 2015, prospectus.

As of October 1, 2015, the following section will replace the information about the Constructed Index on pages 2-3 of the prospectus:

The Multi-Asset Fund Constructed Index is a blended index now comprised of three broad investment categories, weighted according to policy norms, with each category assigned a benchmark selected by TAS. The boards of TAS and TIP view the Constructed Index, in general, as an appropriate long-term asset mix for non-profit organizations that seek to maintain the inflation-adjusted value of their assets while distributing 5% of these assets annually.

Effective October 1, 2015, the Constructed Index is comprised of the following investment categories, weights, and benchmarks:

Category                                                                                                        Weight                                                            Benchmark

Equity-Oriented Assets                                                                                 65%                                                                 MSCI All Country World Index

Diversifying Strategies

(Hedge Funds and Other)                                                                             20%                                                                 Merrill Lynch Factor Model

Fixed Income

(including Cash)                                                                                             15%                                                                 2/3 Barclays US Intermediate Treasury Index and 1/3 Bank of America Merrill Lynch US 6-month Treasury Bill Index

The Constructed Index weights are rebalanced by TAS at each quarter-end. Actual weights in Multi-Asset Fund tend to vary over time.

Please retain this supplement with your records.